Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capital Structure
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the parent (comprising issued capital and reserves).

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Loans and borrowings (current and non-current) (Note 2 6 (b))	2,055,046	2,230,000	344,598
Lease liabilities (current and non-current) (Note 2 5 )	60,007	39,778	6,147
Trade and other payables (current and non-current) (Note 2 2 )	8,644,393	10,302,531	1,592,034
Less: Cash and bank balances (Note 1 6 )	(6,390,918)	(6,447,538)	(996,328)

Net debts	4,368,528	6,124,771	946,451
Equity attributable to equity holders of the parent	8,767,529	9,014,624	1,393,016

Total capital and net debts	13,136,057	15,139,395	2,339,467